COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Group has commitments for the construction of a data center of RMB34,312 (US$5,123) at June 30, 2022, which are scheduled to be paid within one year.

Other commitments

On May 23, and June 9, 2022, the Group entered into two non-cancelable one-year internet data center service agreements pursuant to which the Group has total contractual minimum purchase commitments amounting to RMB1,250,000 (US$186,620). As of June 30, 2022, the remaining purchase commitment is RMB1,052,228 (US$157,094).

Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.

19.	COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Group has commitments for the construction of a data center of RMB34,287 (US$4,820) at September 30, 2022, which are scheduled to be paid within one year.

Other commitments

On May 23, 2022 and June 9, 2022, the Group entered into two non-cancelable one-year internet data center service agreements pursuant to which the Group has total contractual minimum purchase commitments amounting to RMB1,250,000(US$175,722). As of September 30, 2022, the remaining purchase commitment is RMB643,012 (US$90,393).

Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.